RELATED PARTY DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Related Party Disclosures [Abstract]
Disclosure of information about key management personnel [text block]
The following table summarizes the compensation of directors and other members of key management personnel during the years ended December 31, 2017 and 2016:

	Year Ended
($M)	Dec 31, 2017	Dec 31, 2016
Short-term benefits	5,183	4,748
Share-based payments	20,135	20,169
	25,318	24,917
Number of individuals included in the above amounts	20	18